RELATED PARTIES (FY)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
RELATED PARTIES [Abstract]
RELATED PARTIES
NOTE 5: RELATED PARTIES

Equity Method Investments

Carrier sells products to and purchases products from unconsolidated entities accounted for under the equity method and, therefore, these entities are considered related parties.  During the three months ended September 30, 2020 and 2019, Product sales in the Unaudited Condensed Consolidated Statement of Operations included sales to equity method investees of $576 million and $498 million, respectively. During the three months ended September 30, 2020 and 2019, Cost of products sold in the Unaudited Condensed Consolidated Statement of Operations included purchases from equity method investees of $70 million and $96 million, respectively.

During the nine months ended September 30, 2020 and 2019, Product sales in the Unaudited Condensed Consolidated Statement of Operations included sales to equity method investees of $1.4 billion and $1.4 billion, respectively. During the nine months ended September 30, 2020 and 2019, Cost of products sold in the Unaudited Condensed Consolidated Statement of Operations included purchases from equity method investees of $213 million and $274 million, respectively.

Carrier had receivables from equity method investees of $213 million and $137 million at September 30, 2020 and December 31, 2019, respectively. Carrier also had payables to equity method investees of $40 million and $55 million at September 30, 2020 and December 31, 2019, respectively. The receivables and payables are included in Accounts receivable, net and Accounts payable on the Unaudited Condensed Consolidated Balance Sheet.

The Company periodically reviews the carrying value of its equity method investments to determine if there has been an other-than-temporary decline in fair value. A variety of factors are considered when determining if a decline in carrying value is other-than-temporary, including, among other factors, the financial condition and business prospects of the investee, as well as the Company's intent with regard to the investment.  During the three months ended March 31, 2020, we determined that indicators of impairment existed for a minority owned joint venture investment in the portfolio.  We performed a valuation of this investment, which was based on the income approach using the discounted cash flow method. We determined that the loss in value was other-than-temporary due to a reduction in sales and earnings that were driven by a deterioration in the oil and gas industry (the joint venture's primary market) and by the impact of the COVID-19 pandemic, among other factors. As a result, we recorded a non-cash, other-than-temporary impairment charge of $71 million on this investment during the three months ended March 31, 2020 which is included in Other income (expense), net on the accompanying Unaudited Condensed Consolidated Statement of Operations.

In September 2020, the Company sold 9.25 million B shares of Beijer Ref AB ("Beijer") for SEK290 ($32.38) per share equal to approximately 7.9% of the outstanding B shares in Beijer, through an accelerated equity offering. We received proceeds of approximately $300 million and recognized a pre-tax gain on the sale of $252 million included in Other income (expense), net on the accompanying Unaudited Condensed Consolidated Statement of Operations.  Following the sale, Beijer, which is listed on the Nasdaq Stockholm, continues to be reported as an equity method investment with Carrier continuing to hold approximately 30% of Beijer's B shares, approximately 22% of Beijer's A shares and approximately 26% of the Beijer total votes.

Related Party with UTC

Prior to the Separation, Carrier had been managed and operated in the normal course of business with other affiliates of UTC.  Accordingly, certain shared costs were allocated to the Company and are reflected as expenses in the Unaudited Condensed Consolidated Financial Statements.

Related Party Sales.  During the periods prior to the Separation, the Company sold products and services to UTC and its other affiliates.  Product sales in the Unaudited Condensed Consolidated Statement of Operations include sales to UTC and affiliates of UTC other than Carrier of $0 million and $6 million for the three months ended September 30, 2020 and 2019, respectively, and $3 million and $18 million for the nine months ended September 30, 2020 and 2019, respectively.

Allocated Centralized Costs.  Prior to the Separation, UTC incurred corporate costs for services provided to Carrier and to other UTC businesses.  These services included treasury, tax, accounting, human resources, internal audit, legal, purchasing and information technology.  The costs associated with these services generally included all payroll and benefit costs as well as related overhead costs.  UTC also allocated costs associated with corporate insurance coverage and medical, pension, post-retirement and other health plan costs for employees participating in UTC sponsored plans. UTC corporate costs were either specifically attributed and charged to Carrier, when possible, or allocated to the Company. Allocations were based on direct usage where identifiable and on a number of other utilization measures including headcount, proportionate usage and net sales.  All such amounts were deemed incurred and settled by the Company in the period in which the costs were recorded and are included in UTC Net investment.

The allocated centralized costs for the three months ended September 30, 2020 and 2019 were $0 million and $62 million, respectively, and for the nine months ended September 30, 2020 and 2019 were $43 million and $178 million, respectively, and are primarily included in Selling, general and administrative in the Unaudited Condensed Consolidated Statement of Operations.

The expense and cost allocations have been determined on a basis considered to be a reasonable reflection of the utilization of services provided to or for the benefit of the Company prior to the Separation.  The amounts that would have been, or will be incurred on a stand-alone basis could differ from the amounts allocated due to economies of scale, differences in management approach, a need for more or fewer employees, or other factors. In addition, the Company's future results of operations, financial position and cash flows could differ materially from the historical results presented herein.

Separation Costs. In connection with the Separation, we have incurred separation-related costs of approximately $24 million and $92 million for the three and nine months ended September 30, 2020, respectively, and $13 million and $13 million for the three and nine months ended September 30, 2019, respectively, primarily recorded in Selling, general and administrative in the Unaudited Condensed Consolidated Statement of Operations, which primarily consist of employee-related costs, costs to establish certain stand-alone functions and information technology systems, professional service fees and other transaction-related costs resulting from Carrier becoming an independent, publicly traded company.

Cash Management and Financing. Prior to the Separation, the Company participated in UTC’s centralized cash management and financing programs.  Cash receipts and disbursements were executed through centralized systems, which were operated by UTC.  As cash was received and disbursed by UTC, it was accounted for by the Company through UTC Net investment.  The majority of external debt was financed by UTC, and financing decisions for wholly and majority owned subsidiaries were determined by UTC. See Note 1 – Description of the Business for additional information. The Company’s cash that was excluded from UTC's centralized cash management and financing programs is classified as Cash and cash equivalents in the Unaudited Condensed Consolidated Balance Sheet as of December 31, 2019.

During the nine months ended September 30, 2020, net assets of $780 million were contributed to the Company by UTC which primarily consisted of cash of $590 million, deferred tax assets and liabilities and fixed assets. These contributions of net assets are recorded as Net transfers from UTC on the Unaudited Condensed Consolidated Statement of Changes in Equity through UTC Net investment.

Accounts Receivable and Payable. Certain related party transactions between the Company and UTC were included within UTC Net investment in the Unaudited Condensed Consolidated Balance Sheet as of December 31, 2019 when the related party transactions were not settled in cash.  As of December 31, 2019, the UTC Net investment includes related party receivables due from UTC and its affiliates of $16.0 billion and related party payables due to UTC and its affiliates of $3.3 billion.  At the Distribution Date, UTC Net investment was reclassified to Common stock and Additional paid-in capital.

Prior to the Separation, interest income and expense related to activity with UTC that was historically included in Carrier’s results is presented on a net basis in the Unaudited Condensed Consolidated Statement of Operations.  For the three and nine months ended September 30, 2019, there was $21 million and $70 million, respectively, of interest income from activity with UTC.  For the three and nine months ended September 30, 2019, there was $12 million and $44 million, respectively, of interest expense from activity with UTC.  The effect of the settlement of these related party transactions is included in financing activity in the Unaudited Condensed Consolidated Statement of Cash Flows.  There was no interest income or expense from activity with UTC for the three and nine months ended September 30, 2020.

Additionally, certain transactions between Carrier and its subsidiaries, and UTC and its affiliates, were cash-settled prior to the Separation and are reflected in Accounts receivable, net and Accounts payable in the Unaudited Condensed Consolidated Balance Sheet as of December 31, 2019 in the amounts of $6 million and $4 million, respectively. As of September 30, 2020, there were no outstanding Accounts receivable, net or Accounts payable with UTC.

NOTE 5: RELATED PARTIES

Historically, Carrier has been managed and operated in the ordinary course of business with other affiliates of UTC. Accordingly, certain shared costs have been allocated to the Business and reflected as expenses in the Combined Financial Statements.

Related Party Sales. During the historical periods presented, the Business sold products and services to UTC and its non-Carrier businesses. Product sales in the Combined Statements of Operations include sales to affiliates of UTC of $23 million, $25 million and $29 million for the years ended December 31, 2019, 2018 and 2017, respectively.

Allocated Centralized Costs. The Combined Financial Statements have been prepared on a stand-alone basis and are derived from the consolidated financial statements and accounting records of UTC.

UTC incurs significant corporate costs for services provided to the Business as well as to other UTC businesses. These services include treasury, tax, accounting, human resources, audit, legal, purchasing, information technology and other such services. The costs associated with these services generally include all payroll and benefit costs, as well as overhead costs related to the support functions. UTC also allocates costs associated with corporate insurance coverage and medical, pension, postretirement and other health plan costs for employees participating in UTC sponsored plans. UTC corporate costs were either specifically attributable to Carrier, when possible, or allocated to the Business. Allocations are based on direct usage where identifiable as well a number of other utilization measures including headcount, proportionate usage and relative revenues. All such amounts have been deemed to have been incurred and settled by the Business in the period in which the costs were recorded and are included in the UTC Net Investment.

The allocated functional service expenses and general corporate expenses for the years ended December 31, 2019, 2018 and 2017 were $245 million, $277 million and $240 million, respectively, and are primarily included in Selling, general and administrative in the Combined Statements of Operations.

In the opinion of management of UTC and the Business, the expense and cost allocations have been determined on a basis considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Business during 2019, 2018 and 2017. The amounts that would have been, or will be incurred, on a stand-alone basis could differ from the amounts allocated due to economies of scale, difference in management judgment, a requirement for more or fewer employees or other factors. Management does not believe, however, that it is practicable to estimate what these expenses would have been had the Business operated as an independent entity, including any expenses associated with obtaining any of these services from unaffiliated entities. In addition, the future results of operations, financial position and cash flows could differ materially from the historical results presented herein.

Cash Management and Financing. The Business participates in UTC’s centralized cash management and financing programs. Disbursements are made through centralized accounts payable systems, which are operated by UTC. Cash receipts are transferred to centralized accounts, which are also maintained by UTC. As cash is received and disbursed by UTC, it is accounted for by the Business through UTC Net Investment. All short and long-term debt is financed by UTC, and financing decisions for wholly and majority owned subsidiaries are determined by UTC Treasury. See Note 2 – Basis of Presentation for additional information. The Business’ cash that is not included in the centralized cash management and financing programs is classified as Cash and cash equivalents on the Combined Balance Sheets.

Accounts Receivable and Payable. Certain related party transactions between the Business and UTC have been included within UTC Net Investment in the Combined Balance Sheets in the historical periods presented when the related party transactions are not settled in cash. The UTC Net Investment includes related party receivables due from UTC and its affiliates of $16.0 billion and $15.1 billion as of December 31, 2019 and 2018, respectively. The UTC Net Investment includes related party payables due to UTC and its affiliates of $3.3 billion and $2.6 billion as of December 31, 2019 and 2018, respectively. The interest income and expense related to the activity with UTC that was included in Carrier’s results is presented on a net basis in the Combined Statements of Operations. Interest income on the activity with UTC was $91 million, $110 million and $85 million for the years ended December 31, 2019, 2018 and 2017, respectively. Interest expense on the activity with UTC was $55 million, $59 million and $202 million for the years ended December 31, 2019, 2018 and 2017, respectively. Included in interest expense for the year ended December 31, 2017 is $146 million related to a related party payable that was settled in November 2017. The total effect of the settlement of these related party transactions is reflected as a financing activity in the Combined Statements of Cash Flows.

Additionally, certain transactions between Carrier and UTC and affiliate businesses are cash-settled on a current basis and, therefore, are reflected in the Combined Balance Sheets. Accounts receivable includes $6 million and $12 million at December 31, 2019 and 2018, respectively, and Accounts payable includes $4 million and $8 million at December 31, 2019 and 2018, respectively, related to such transactions.

Guarantees. UTC and its affiliates have issued parent company guarantees to certain customers or other third parties regarding the performance obligations of Carrier under certain installation and long-term maintenance contracts. There were no costs charged to the Business by UTC related to these guarantees. Payouts under these guarantees were not significant for 2019, 2018 and 2017.

UTC has also obtained guarantees from banks on behalf of Carrier to guarantee ordinary course of business performance obligations as required by certain Carrier customers or other third parties. Typically, such guarantees are in amounts equal to a portion or the entire value of the awarded contract and remain in place through the completion of a contract or warranty period. As of December 31, 2019 and 2018, total outstanding UTC guarantees were approximately $1.4 billion and $0.9 billion, respectively. The Business does not believe that the performance of the underlying obligations secured by such guarantees will have a material adverse effect on Carrier’s financial position, results of operations or cash flows. Third-party costs relating to bank guarantees are reflected in the results of operations.

Equity Method Investments. Carrier sells products to and purchases products from uncombined entities accounted for under the equity method, which are considered to be related parties. See Note 16–Equity Method Investments for additional disclosure related to Carrier’s equity method investments and associated related party transactions.

Separation Costs. In connection with the Separation as further described in Note 1, we have incurred pre-separation costs of approximately $58 million for the year ended December 31, 2019 and zero for both years ended December 31, 2018 and 2017. These costs were primarily related to employee-related costs such as recruitment and relocation expenses, costs to establish certain stand-alone functions and information technology systems, professional services fees and other transaction-related costs during Carrier’s transition to being a stand-alone public company and are primarily recorded within Selling, general and administrative in the Combined Statement of Operations.